Long-term debt (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Debt Instrument [Line Items]
Long term debt	$ 1,096	$ 1,440
Loan From Director [Member]
Debt Instrument [Line Items]
Long term debt	812	834
Loan From Affiliate [Member]
Debt Instrument [Line Items]
Long term debt	111	498
Vehicle Loan [Member]
Debt Instrument [Line Items]
Long term debt	$ 173	$ 108